TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes

Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2014	2015
Deferred tax assets:
Net operating loss and capital loss carry forward	$40,520	$36,109
Valuation allowance	(40,520)	(36,109)

Net deferred tax asset	-	-